UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Administration, LLC (d/b/a Apex Fund Services)
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1, 2019 – December 31, 2019

Item 1.  Schedule of Investments.

Schedule of Investments

CornerCap Balanced Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (60.1%)
Aerospace & Defense (1.3%)
Lockheed Martin Corp.	430	$167,434
United Technologies Corp.	1,595	238,867
		406,301
Banks (5.6%)
Citigroup, Inc.	2,095	167,370
Citizens Financial Group, Inc.	4,910	199,395
Comerica, Inc.	2,355	168,971
Fifth Third Bancorp	5,440	167,226
Huntington Bancshares, Inc.	12,200	183,976
JPMorgan Chase & Co.	1,265	176,341
KeyCorp	9,500	192,280
Northern Trust Corp.	2,005	213,011
U.S. Bancorp	2,631	155,992
Wells Fargo & Co.	3,130	168,394
		1,792,956
Biotechnology (1.1%)
Alexion Pharmaceuticals, Inc. (a)	1,610	174,121
Biogen, Inc. (a)	550	163,202
		337,323
Building Materials (0.6%)
Masco Corp.	4,015	192,680

Chemicals (2.0%)
CF Industries Holdings, Inc.	3,380	161,361
DuPont de Nemours, Inc.	2,335	149,907
Eastman Chemical Co.	2,120	168,031
PPG Industries, Inc.	1,230	164,193
		643,492
Commercial Services (1.8%)
Cisco Systems, Inc.	3,240	155,390
Equifax, Inc.	575	80,569
FleetCor Technologies, Inc. (a)	555	159,685
Paychex, Inc.	1,990	169,269
		564,913
Computers (2.8%)
Alphabet, Inc., Class A (a)	155	207,605
Fortinet, Inc. (a)	2,185	233,270
Hewlett Packard Enterprise Co.	9,010	142,899
HP, Inc.	7,785	159,982

Quarterly Report | December 31, 2019	1

Schedule of Investments

CornerCap Balanced Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Computers (2.8%) (continued)
Leidos Holdings, Inc.	1,720	$168,371
		912,127
Diversified Financial Services (3.3%)
Ally Financial, Inc.	2,530	77,317
American Express Co.	1,290	160,592
Ameriprise Financial, Inc.	980	163,248
BlackRock, Inc.	345	173,432
CME Group, Inc.	765	153,551
E*TRADE Financial Corp.	3,825	173,540
Synchrony Financial	4,170	150,162
		1,051,842
Electric (1.9%)
Duke Energy Corp.	2,100	191,541
Evergy, Inc.	2,550	165,979
Public Service Enterprise Group, Inc.	3,045	179,807
The Southern Co.	1,255	79,944
		617,271
Electrical Components & Equipment (0.5%)
Emerson Electric Co.	2,280	173,873

Electronics (0.6%)
Garmin, Ltd.	1,915	186,827

Entertainment (1.7%)
Carnival Corp.	3,845	195,441
Royal Caribbean Cruises, Ltd.	1,350	180,239
ViacomCBS, Inc., Class B	3,801	159,528
		535,208
Food (2.2%)
General Mills, Inc.	3,040	162,822
The Hershey Co.	1,135	166,822
The J.M. Smucker Co.	1,540	160,360
The Kroger Co.	7,450	215,976
		705,980
Forest Products & Paper (0.5%)
International Paper Co.	3,845	177,062

Healthcare Services (3.1%)
Anthem, Inc.	640	193,299
Hologic, Inc. (a)	3,730	194,743
Quest Diagnostics, Inc.	1,590	169,796
UnitedHealth Group, Inc.	770	226,365

2	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Healthcare Services (3.1%) (continued)
Universal Health Services, Inc., Class B	1,395	$200,127
		984,330
Insurance (3.1%)
Aflac, Inc.	3,250	171,925
Lincoln National Corp.	2,900	171,129
Principal Financial Group, Inc.	2,990	164,450
Prudential Financial, Inc.	1,750	164,045
The Allstate Corp.	1,465	164,739
Unum Group	4,905	143,030
		979,318
Machinery - Diversified (0.7%)
Dover Corp.	1,890	217,841

Miscellaneous Manufacturing (1.7%)
3M Co.	985	173,774
Eaton Corp. PLC	1,995	188,966
Honeywell International, Inc.	1,020	180,540
		543,280
Oil & Gas (2.7%)
Chevron Corp.	1,625	195,829
Devon Energy Corp.	6,660	172,960
Marathon Oil Corp.	10,715	145,510
Phillips 66	1,720	191,625
Valero Energy Corp.	1,625	152,181
		858,105
Pharmaceuticals (3.5%)
AbbVie, Inc.	1,735	153,617
Eli Lilly & Co.	1,485	195,174
Johnson & Johnson	1,340	195,466
McKesson Corp.	1,225	169,442
Merck & Co., Inc.	2,550	231,922
Pfizer, Inc.	4,705	184,342
		1,129,963
Real Estate Investment Trusts (3.0%)
Boston Properties, Inc. REIT	740	102,017
Douglas Emmett, Inc. REIT	2,250	98,775
Duke Realty Corp. REIT	2,970	102,970
Equity Residential REIT	1,110	89,821
Host Hotels & Resorts, Inc. REIT	5,500	102,025
Mid-America Apartment Communities, Inc. REIT	855	112,740
National Retail Properties, Inc. REIT	1,650	88,473
PS Business Parks, Inc. REIT	505	83,259
STORE Capital Corp. REIT	2,485	92,541

Quarterly Report | December 31, 2019	3

Schedule of Investments

CornerCap Balanced Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (3.0%) (continued)
UDR, Inc. REIT	1,965	$91,766
		964,387
Retail (5.8%)
Altria Group, Inc.	3,975	198,392
Best Buy Co., Inc.	2,010	176,478
Booking Holdings, Inc. (a)	100	205,373
Cigna Corp.	824	168,500
CVS Health Corp.	3,185	236,614
Dollar Tree, Inc. (a)	1,665	156,593
eBay, Inc.	4,015	144,982
Philip Morris International, Inc.	2,460	209,322
Starbucks Corp.	1,810	159,135
Target Corp.	1,540	197,443
		1,852,832
Semiconductors (0.5%)
Intel Corp.	2,855	170,872

Software (3.7%)
Akamai Technologies, Inc. (a)	1,835	158,507
Citrix Systems, Inc.	1,515	168,013
Electronic Arts, Inc. (a)	1,850	198,894
GoDaddy, Inc., Class A (a)	2,335	158,593
Oracle Corp.	3,600	190,728
SS&C Technologies Holdings, Inc.	3,730	229,022
Take-Two Interactive Software, Inc. (a)	655	80,192
		1,183,949
Telecommunications (3.4%)
Altice USA, Inc., Class A (a)	5,475	149,686
AT&T, Inc.	4,325	169,021
Comcast Corp., Class A	4,155	186,850
Facebook, Inc., Class A (a)	395	81,074
T-Mobile US, Inc. (a)	2,073	162,565
Twitter, Inc. (a)	5,500	176,275
Verizon Communications, Inc.	2,715	166,701
		1,092,172
Transportation (2.5%)
CH Robinson Worldwide, Inc.	2,000	156,400
CSX Corp.	2,525	182,709
Cummins, Inc.	1,075	192,382
Delta Air Lines, Inc.	1,365	79,825

4	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Transportation (2.5%) (continued)
Norfolk Southern Corp.	905	$175,688
		787,004
Waste Management (0.5%)
Waste Management, Inc.	1,460	166,382

TOTAL COMMON STOCK (COST $17,099,376)		19,228,290

	Shares	Fair Value
EXCHANGE TRADED FUND (2.3%)
Invesco BulletShares 2020 High Yield Corporate Bond ETF	30,315	725,438

TOTAL EXCHANGE TRADED FUND (COST $747,276)		725,438

	Principal Amount	Fair Value
GOVERNMENT BOND (4.0%)
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026	$396,569	432,338
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022	568,100	568,189
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024	276,071	281,552

TOTAL GOVERNMENT BOND (COST $1,260,921)		1,282,079

CORPORATE NON-CONVERTIBLE BONDS (29.1%)
Advertising (0.6%)
Omnicom Group, Inc., 4.45%, 08/15/2020	201,000	203,706

Auto Manufacturers (2.0%)
Ford Motor Co., 9.22%, 09/15/2021	275,000	302,145
General Motors Financial Co., Inc., 4.00%, 01/15/2025	325,000	341,416
		643,561
Banks (4.1%)
Bank of America Corp., MTN, 4.75%, 08/15/2020	250,000	253,798
JPMorgan Chase & Co., 4.25%, 10/15/2020	400,000	407,090
JPMorgan Chase & Co., 3.88%, 09/10/2024	300,000	320,933
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022	300,000	321,928
		1,303,749
Biotechnology (2.3%)
Biogen, Inc., 2.90%, 09/15/2020	365,000	367,675
Celgene Corp., 4.00%, 08/15/2023	360,000	381,533
		749,208
Diversified Financial Services (1.0%)
Fiserv, Inc., 4.75%, 06/15/2021	300,000	311,911

Quarterly Report | December 31, 2019	5

Schedule of Investments

CornerCap Balanced Fund	December 31, 2019 (Unaudited)

	Principal Amount	Fair Value
Electronics (1.8%)
Arrow Electronics, Inc., 5.13%, 03/01/2021	$310,000	$318,627
Avnet, Inc., 4.88%, 12/01/2022	250,000	264,680
		583,307
Food (1.2%)
Ingredion, Inc., 3.20%, 10/01/2026	380,000	383,839

Household Products (1.2%)
Whirlpool Corp., 4.00%, 03/01/2024	375,000	397,018

Insurance (2.0%)
Humana, Inc., 2.50%, 12/15/2020	395,000	396,648
WR Berkley Corp., 5.38%, 09/15/2020	230,000	235,141
		631,789
Oil & Gas (1.3%)
Valero Energy Partners LP, 4.38%, 12/15/2026	370,000	402,749

Pharmaceuticals (3.1%)
Cardinal Health, Inc., 3.20%, 03/15/2023	320,000	328,401
Express Scripts Holding Co., 3.90%, 02/15/2022	640,000	661,231
		989,632
Real Estate Investment Trusts (0.9%)
Weyerhaeuser Co., 7.13%, 07/15/2023	250,000	288,843

Retail (4.4%)
CVS Health Corp., 4.13%, 05/15/2021	300,000	307,589
CVS Health Corp., 2.13%, 06/01/2021	350,000	350,530
Foot Locker, Inc., 8.50%, 01/15/2022	385,000	426,388
Walgreen Co., 3.10%, 09/15/2022	305,000	311,132
		1,395,639
Telecommunications (1.0%)
eBay, Inc., 2.60%, 07/15/2022	300,000	301,615

Transportation (2.2%)
Delta Air Lines, Inc., 3.80%, 04/19/2023	330,000	342,211
Southwest Airlines Co., 2.65%, 11/05/2020	370,000	371,950
		714,161

TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $9,081,651)		9,300,727

6	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS (4.0%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 1.50% (b)	1,269,373	$1,269,373

TOTAL SHORT-TERM INVESTMENTS (COST $1,269,373)		1,269,373

INVESTMENTS, AT VALUE (COST $29,458,597)	99.5%	31,805,907

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.5%	173,229

NET ASSETS	100.0%	$31,979,136

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Common Abbreviations:

ETF	Exchange Traded Fund

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Quarterly Report | December 31, 2019	7

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.8%)
Aerospace & Defense (1.4%)
AAR Corp.	13,120	$591,712
Ducommun, Inc. (a)	11,375	574,779
Kaman Corp.	8,444	556,628
		1,723,119
Auto Parts & Equipment (1.4%)
Dana, Inc.	32,180	585,676
Gentherm, Inc. (a)	13,265	588,833
Methode Electronics, Inc.	15,230	599,301
		1,773,810
Banks (16.5%)
Associated Banc-Corp.	25,860	569,954
Bridge Bancorp, Inc.	17,035	571,184
Cathay General Bancorp	15,430	587,111
CIT Group, Inc.	11,455	522,692
Civista Bancshares, Inc.	23,939	574,536
ConnectOne Bancorp, Inc.	25,040	644,029
Customers Bancorp, Inc. (a)	24,065	572,988
Enterprise Financial Services Corp.	12,650	609,856
Financial Institutions, Inc.	18,800	603,480
First Midwest Bancorp, Inc.	27,955	644,642
FNB Corp.	47,950	608,965
Great Southern Bancorp, Inc.	9,240	585,077
Hancock Whitney Corp.	12,910	566,491
Heartland Financial USA, Inc.	12,330	613,294
Hilltop Holdings, Inc.	22,715	566,285
Horizon Bancorp, Inc.	31,745	603,155
IBERIABANK Corp.	7,330	548,504
Independent Bank Corp.	23,780	538,617
Lakeland Bancorp, Inc.	34,595	601,261
Midland States Bancorp, Inc.	20,635	597,590
MidWestOne Financial Group, Inc.	17,535	635,293
Old Second Bancorp, Inc.	41,720	561,968
PacWest Bancorp	13,365	511,479
Peoples Bancorp, Inc.	17,155	594,592
Pinnacle Financial Partners, Inc.	8,676	555,264
QCR Holdings, Inc.	16,315	715,576
Republic Bancorp, Inc., Class A	12,425	581,490
Sandy Spring Bancorp, Inc.	16,370	620,096
Simmons First National Corp., Class A	22,685	607,731
Synovus Financial Corp.	14,545	570,164
TCF Financial Corp.	1	47
Texas Capital Bancshares, Inc. (a)	8,610	488,790

Quarterly Report | December 31, 2019	8

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Banks (16.5%) (continued)
The Bancorp, Inc. (a)	50,145	$650,381
Umpqua Holdings Corp.	30,555	540,823
Valley National Bancorp	50,350	576,507
Western Alliance Bancorp.	9,924	565,668
Wintrust Financial Corp.	8,370	593,433
		21,099,013
Beverages - Non-alcoholic (0.5%)
Coca-Cola Consolidated, Inc.	2,030	576,621

Building Materials (5.6%)
ABM Industries, Inc.	15,410	581,111
Builders FirstSource, Inc. (a)	22,145	562,705
Caesarstone, Ltd.	35,320	532,272
Foundation Building Materials, Inc. (a)	26,045	503,971
Gibraltar Industries, Inc. (a)	10,375	523,315
GMS, Inc. (a)	19,175	519,259
LCI Industries	5,865	628,318
M/I Homes, Inc. (a)	12,735	501,122
Masonite International Corp. (a)	8,115	585,984
Meritage Homes Corp. (a)	7,620	465,658
Quanex Building Products Corp.	33,210	567,227
TopBuild Corp. (a)	5,593	576,526
Universal Forest Products, Inc.	11,640	555,228
		7,102,696
Chemicals (2.4%)
Haynes International, Inc.	17,110	612,196
HB Fuller Co.	11,510	593,570
Huntsman Corp.	25,100	606,416
Minerals Technologies, Inc.	10,465	603,098
PQ Group Holdings, Inc. (a)	35,605	611,694
		3,026,974
Commercial Services (4.5%)
Barrett Business Services, Inc.	5,775	522,407
CoreLogic, Inc. (a)	13,440	587,462
Kelly Services, Inc., Class A	22,310	503,760
National Research Corp., Class A	8,482	559,303
Paylocity Holding Corp. (a)	4,687	566,283
R1 RCM, Inc. (a)	52,220	677,816
Resources Connection, Inc.	36,515	596,290
The Hackett Group, Inc.	36,995	597,099

9	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Commercial Services (4.5%) (continued)
TrueBlue, Inc. (a)	23,417	$563,413
Vectrus, Inc. (a)	10,715	549,251
		5,723,084
Computers (2.2%)
CommVault Systems, Inc. (a)	12,339	550,813
MAXIMUS, Inc.	7,465	555,321
Mitek Systems, Inc. (a)	72,615	555,505
Perspecta, Inc.	21,380	565,287
TTEC Holdings, Inc.	14,799	586,337
		2,813,263
Distribution/Wholesale (0.5%)
WESCO International, Inc. (a)	10,565	627,455

Diversified Financial Services (2.5%)
Artisan Partners Asset Management, Inc., Class A	15,825	511,464
Evercore, Inc., Class A	6,385	477,343
Federated Investors, Inc., Class B	17,070	556,311
Houlihan Lokey, Inc.	11,255	550,032
Moelis & Co., Class A	15,790	504,017
PJT Partners, Inc.	13,370	603,388
		3,202,555
Education (0.5%)
Laureate Education, Inc., Class A (a)	33,645	592,488

Electric (2.2%)
ALLETE, Inc.	6,040	490,267
Black Hills Corp.	7,520	590,621
Hawaiian Electric Industries, Inc.	12,080	566,069
NorthWestern Corp.	8,045	576,585
Otter Tail Corp.	11,075	568,036
		2,791,578
Electrical Components & Equipment (3.3%)
Atkore International Group, Inc. (a)	14,810	599,213
Encore Wire Corp.	9,755	559,937
Jabil, Inc.	15,010	620,363
nVent Electric PLC	25,270	646,407
Rambus, Inc. (a)	40,535	558,370
Sanmina Corp. (a)	18,930	648,163
Xperi Corp.	29,215	540,477
		4,172,930

Quarterly Report | December 31, 2019	10

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Electronics( 1.4%)
SYNNEX Corp.	4,775	$615,020
Tech Data Corp. (a)	4,235	608,146
Universal Electronics, Inc. (a)	11,603	606,373
		1,829,539
Engineering & Construction (0.5%)
Primoris Services Corp.	26,480	588,915

Entertainment (0.9%)
IMAX Corp. (a)	26,645	544,358
Lions Gate Entertainment Corp., Class A (a)	61,755	658,308
		1,202,666
Food (0.9%)
Ingles Markets, Inc., Class A	13,115	623,094
John B Sanfilippo & Son, Inc.	5,655	516,188
		1,139,282
Forest Products & Paper (0.8%)
PH Glatfelter Co.	30,490	557,967
Schweitzer-Mauduit International, Inc.	12,510	525,295
		1,083,262
Hand & Machine Tools (0.9%)
Columbus McKinnon Corp.	15,145	606,255
Regal Beloit Corp.	7,035	602,266
		1,208,521
Healthcare Products (3.8%)
AngioDynamics, Inc. (a)	36,980	592,050
Integer Holdings Corp. (a)	7,400	595,182
Integra LifeSciences Holdings Corp. (a)	10,415	606,986
Lantheus Holdings, Inc. (a)	21,505	441,068
Natus Medical, Inc. (a)	21,555	711,099
NextGen Healthcare, Inc. (a)	37,204	597,868
Quidel Corp. (a)	9,530	715,036
Varex Imaging Corp. (a)	19,275	574,588
		4,833,877
Healthcare Services (2.7%)
Charles River Laboratories International, Inc. (a)	4,400	672,144
Fulgent Genetics, Inc. (a)	45,055	581,210
LHC Group, Inc. (a)	4,725	650,916
Magellan Health, Inc. (a)	7,229	565,669
The Ensign Group, Inc.	11,075	502,473

11	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Healthcare Services (2.7%) (continued)
The Providence Service Corp. (a)	8,995	$532,324
		3,504,736
Home Furnishings (0.4%)
La-Z-Boy, Inc.	17,725	557,983

Hotels (0.4%)
Extended Stay America, Inc.	36,455	541,721

Insurance (5.1%)
CNO Financial Group, Inc.	29,994	543,791
Essent Group, Ltd.	11,420	593,726
FBL Financial Group, Inc., Class A	9,315	548,933
Heritage Insurance Holdings, Inc.	38,485	509,926
Kemper Corp.	7,555	585,512
Mercury General Corp.	11,425	556,740
National General Holdings Corp.	24,085	532,278
Primerica, Inc.	4,119	537,777
ProSight Global, Inc. (a)	29,527	476,271
Radian Group, Inc.	23,255	585,096
Stewart Information Services Corp.	13,851	564,982
Watford Holdings, Ltd. (a)	20,435	514,145
		6,549,177
Leisure Services (0.4%)
Hilton Grand Vacations, Inc. (a)	15,835	544,566

Metal Fabricate & Hardware (2.8%)
AZZ, Inc.	13,555	622,852
Carpenter Technology Corp.	10,421	518,758
Mueller Industries, Inc.	18,735	594,836
Northwest Pipe Co. (a)	16,301	542,986
The Timken Co.	10,510	591,818
Worthington Industries, Inc.	15,140	638,605
		3,509,855
Miscellaneous Manufacturing (5.4%)
Acuity Brands, Inc.	4,355	600,990
Carriage Services, Inc.	24,205	619,648
EnPro Industries, Inc.	9,170	613,290
Hillenbrand, Inc.	12,750	424,703
Ichor Holdings, Ltd. (a)	16,914	562,729
Myers Industries, Inc.	33,630	560,948
Park-Ohio Holdings Corp.	18,920	636,658

Quarterly Report | December 31, 2019	12

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Miscellaneous Manufacturing (5.4%) (continued)
Powell Industries, Inc.	11,461	$561,474
Silgan Holdings, Inc.	18,735	582,284
Standex International Corp.	7,500	595,125
Trinseo SA	12,925	480,939
UFP Technologies, Inc. (a)	13,540	671,719
		6,910,507
Office Furnishings (1.7%)
Herman Miller, Inc.	12,235	509,588
HNI Corp.	13,889	520,282
Interface, Inc.	33,375	553,691
Knoll, Inc.	21,280	537,533
		2,121,094
Oil & Gas (4.6%)
Berry Petroleum Corp.	51,750	488,003
Chesapeake Utilities Corp.	5,900	565,397
Encana Corp.	63,030	295,611
Evolution Petroleum Corp.	100,659	550,605
Kosmos Energy, Ltd.	75,990	433,143
Matrix Service Co. (a)	29,565	676,447
National Fuel Gas Co.	11,510	535,675
New Jersey Resources Corp.	12,958	577,538
Oil States International, Inc. (a)	34,281	559,123
Southwest Gas Holdings, Inc.	6,990	531,030
Spire, Inc.	7,180	598,166
		5,810,738
Pharmaceuticals (0.9%)
Collegium Pharmaceutical, Inc. (a)	25,590	526,642
Horizon Therapeutics PLC (a)	17,120	619,744
		1,146,386
Real Estate Investment Trusts (9.5%)
American Assets Trust, Inc. REIT	10,435	478,966
Apple Hospitality REIT, Inc.	31,310	508,788
CoreCivic, Inc. REIT	19,025	330,655
CorEnergy Infrastructure Trust, Inc. REIT	12,425	555,522
Corporate Office Properties Trust REIT	17,145	503,720
Empire State Realty Trust, Inc. REIT	30,540	426,338
First Industrial Realty Trust, Inc. REIT	13,390	555,819
Four Corners Property Trust, Inc. REIT	18,330	516,723
Getty Realty Corp. REIT	17,090	561,748
Highwoods Properties, Inc. REIT	11,265	550,971
LTC Properties, Inc. REIT	9,575	428,673
McGrath RentCorp	7,625	583,617

13	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (9.5%) (continued)
Monmouth Real Estate Investment Corp. REIT	34,885	$505,135
National Health Investors, Inc. REIT	6,690	545,101
Newmark Group, Inc., Class A	48,902	657,976
Outfront Media, Inc. REIT	19,505	523,124
Paramount Group, Inc. REIT	35,740	497,501
PS Business Parks, Inc. REIT	2,735	450,919
RLJ Lodging Trust REIT	26,775	474,453
Service Properties Trust REIT	16,145	392,808
Spirit Realty Capital, Inc. REIT	10,405	511,718
STAG Industrial, Inc. REIT	17,850	563,525
Urstadt Biddle Properties, Inc., Class A REIT	19,870	493,571
Weingarten Realty Investors REIT	17,300	540,452
		12,157,823
Recreational Vehicles (0.9%)
Malibu Boats, Inc., Class A (a)	14,720	602,784
MasterCraft Boat Holdings, Inc. (a)	37,455	589,916
		1,192,700
Retail (1.6%)
J Alexander's Holdings, Inc. (a)	56,610	541,192
Nu Skin Enterprises, Inc., Class A	9,435	386,646
PriceSmart, Inc.	7,797	553,743
World Fuel Services Corp.	13,385	581,177
		2,062,758
Savings & Loans (1.5%)
Flagstar Bancorp, Inc.	14,744	563,958
FS Bancorp, Inc.	11,075	706,474
Sterling Bancorp	27,700	583,916
		1,854,348
Semiconductors (0.5%)
MaxLinear, Inc. (a)	27,940	592,887

Software (4.6%)
American Software, Inc., Class A	36,115	537,391
ChannelAdvisor Corp. (a)	62,912	568,725
Cornerstone OnDemand, Inc. (a)	10,285	602,187
ePlus, Inc. (a)	6,677	562,804
j2 Global, Inc.	6,145	575,848
Omnicell, Inc. (a)	7,095	579,803
Progress Software Corp.	13,095	544,097
SPS Commerce, Inc. (a)	11,225	622,090
TripAdvisor, Inc. (a)	19,580	594,840

Quarterly Report | December 31, 2019	14

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Software (4.6%) (continued)
Verint Systems, Inc. (a)	12,645	$700,027
		5,887,812
Storage & Warehousing (0.4%)
Mobile Mini, Inc.	14,685	556,708

Telecommunications (1.0%)
Telephone & Data Systems, Inc.	20,875	530,851
Tribune Publishing Co.	26,968	354,899
U.S. Cellular Corp. (a)	11,695	423,710
		1,309,460
Transportation (1.7%)
Hub Group, Inc., Class A (a)	11,230	575,987
Marten Transport, Ltd.	27,390	588,611
Ryder System, Inc.	9,005	489,062
SkyWest, Inc.	8,840	571,329
		2,224,989

TOTAL COMMON STOCK (COST $116,204,045)		126,147,896

INVESTMENTS, AT VALUE (COST $116,204,045)	98.8%	126,147,896

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.2%	1,540,904

NET ASSETS	100.0%	$127,688,800

(a)	Non-income producing security.

Common Abbreviations:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

15	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (99.4%)
Aerospace & Defense (1.9%)
Lockheed Martin Corp.	815	$317,345
United Technologies Corp.	2,370	354,931
		672,276
Banks (9.9%)
Citigroup, Inc.	4,295	343,127
Citizens Financial Group, Inc.	7,249	294,382
Comerica, Inc.	4,415	316,776
Fifth Third Bancorp	10,420	320,311
Huntington Bancshares, Inc.	22,680	342,014
JPMorgan Chase & Co.	2,365	329,681
KeyCorp	16,925	342,562
Northern Trust Corp.	3,145	334,125
Regions Financial Corp.	18,705	320,978
U.S. Bancorp	4,962	294,197
Wells Fargo & Co.	5,830	313,654
		3,551,807
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc. (a)	2,730	295,249
Biogen, Inc. (a)	1,030	305,632
		600,881
Building Materials (0.8%)
Masco Corp.	6,395	306,896

Chemicals (3.4%)
CF Industries Holdings, Inc.	6,290	300,284
DuPont de Nemours, Inc.	4,671	299,878
Eastman Chemical Co.	3,845	304,755
PPG Industries, Inc.	2,445	326,383
		1,231,300
Commercial Services (3.4%)
Cisco Systems, Inc.	6,460	309,821
Equifax, Inc.	2,300	322,276
FleetCor Technologies, Inc. (a)	1,030	296,352
Paychex, Inc.	3,615	307,492
		1,235,941
Computers (4.6%)
Alphabet, Inc., Class A (a)	270	361,635
Fortinet, Inc. (a)	3,335	356,044
Hewlett Packard Enterprise Co.	18,015	285,718
HP, Inc.	14,432	296,578

Quarterly Report | December 31, 2019	16

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Computers (4.6%) (continued)
Leidos Holdings, Inc.	3,465	$339,189
		1,639,164
Diversified Financial Services (5.9%)
Ally Financial, Inc.	10,050	307,128
American Express Co.	2,575	320,562
Ameriprise Financial, Inc.	1,746	290,849
BlackRock, Inc.	650	326,755
CME Group, Inc.	1,520	305,094
E*TRADE Financial Corp.	6,315	286,511
Synchrony Financial	7,790	280,518
		2,117,417
Electric (3.4%)
Duke Energy Corp.	3,485	317,867
Evergy, Inc.	4,540	295,509
Public Service Enterprise Group, Inc.	4,770	281,668
The Southern Co.	5,035	320,729
		1,215,773
Electrical Components & Equipment (0.9%)
Emerson Electric Co.	4,295	327,537

Electronics (0.9%)
Garmin, Ltd.	3,175	309,753

Entertainment (2.7%)
Carnival Corp.	6,975	354,539
Royal Caribbean Cruises, Ltd.	2,342	312,681
ViacomCBS, Inc., Class B	7,035	295,259
		962,479
Food (3.5%)
General Mills, Inc.	5,980	320,289
The Hershey Co.	2,150	316,007
The J.M. Smucker Co.	2,390	248,871
The Kroger Co.	12,795	370,927
		1,256,094
Forest Products & Paper (0.8%)
International Paper Co.	6,435	296,332

Healthcare Services (4.4%)
Anthem, Inc.	1,210	365,456
Hologic, Inc. (a)	5,506	287,468
Quest Diagnostics, Inc.	3,005	320,904
UnitedHealth Group, Inc.	1,038	305,151

17	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Healthcare Services (4.4%) (continued)
Universal Health Services, Inc., Class B	2,180	$312,743
		1,591,722
Insurance (5.7%)
Aflac, Inc.	5,695	301,265
Lincoln National Corp.	4,965	292,985
Principal Financial Group, Inc.	5,325	292,875
Prudential Financial, Inc.	3,035	284,501
The Allstate Corp.	2,770	311,487
The Travelers Cos., Inc.	2,020	276,639
Unum Group	10,094	294,341
		2,054,093
Machinery - Diversified (0.8%)
Dover Corp.	2,620	301,981

Miscellaneous Manufacturing (3.4%)
3M Co.	1,750	308,735
Eaton Corp. PLC	3,117	295,242
Honeywell International, Inc.	1,795	317,715
Stanley Black & Decker, Inc.	1,800	298,332
		1,220,024
Oil & Gas (4.4%)
Chevron Corp.	2,535	305,493
Devon Energy Corp.	13,755	357,217
Marathon Oil Corp.	23,120	313,970
Phillips 66	2,845	316,961
Valero Energy Corp.	3,050	285,633
		1,579,274
Pharmaceuticals (5.3%)
AbbVie, Inc.	3,455	305,906
Eli Lilly & Co.	2,780	365,375
Johnson & Johnson	2,315	337,689
McKesson Corp.	2,015	278,715
Merck & Co., Inc.	3,288	299,043
Pfizer, Inc.	8,320	325,978
		1,912,706
Real Estate Investment Trusts (4.8%)
Boston Properties, Inc. REIT	1,310	180,596
Douglas Emmett, Inc. REIT	4,075	178,892
Duke Realty Corp. REIT	5,265	182,537
Equity Residential REIT	2,105	170,337
Host Hotels & Resorts, Inc. REIT	9,385	174,092
Mid-America Apartment Communities, Inc. REIT	1,380	181,967
National Retail Properties, Inc. REIT	3,085	165,418

Quarterly Report | December 31, 2019	18

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (4.8%) (continued)
PS Business Parks, Inc. REIT	1,000	$164,870
STORE Capital Corp. REIT	4,640	172,794
UDR, Inc. REIT	3,630	169,521
		1,741,024
Retail (8.8%)
Altria Group, Inc.	5,851	292,023
Best Buy Co., Inc.	4,030	353,834
Booking Holdings, Inc. (a)	175	359,403
Cigna Corp.	1,560	319,004
CVS Health Corp.	4,730	351,392
Dollar Tree, Inc. (a)	3,185	299,549
eBay, Inc.	8,325	300,616
Philip Morris International, Inc.	3,535	300,793
Starbucks Corp.	3,340	293,653
Target Corp.	2,355	301,935
		3,172,202
Semiconductors (0.9%)
Intel Corp.	5,275	315,709

Software (6.1%)
Akamai Technologies, Inc. (a)	3,445	297,579
Citrix Systems, Inc.	2,845	315,511
Electronic Arts, Inc. (a)	2,808	301,888
GoDaddy, Inc., Class A (a)	4,640	315,149
Oracle Corp.	5,240	277,615
SS&C Technologies Holdings, Inc.	5,795	355,813
Take-Two Interactive Software, Inc. (a)	2,635	322,603
		2,186,158
Telecommunications (6.0%)
Altice USA, Inc., Class A (a)	10,330	282,422
AT&T, Inc.	7,685	300,330
Comcast Corp., Class A	6,455	290,281
Facebook, Inc., Class A (a)	1,590	326,348
T-Mobile US, Inc. (a)	3,925	307,799
Twitter, Inc. (a)	10,385	332,839
Verizon Communications, Inc.	4,990	306,386
		2,146,405
Transportation (4.2%)
CH Robinson Worldwide, Inc.	3,495	273,309
CSX Corp.	4,455	322,364
Cummins, Inc.	1,690	302,443

19	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2019 (Unaudited)

	Shares	Fair Value
Transportation (4.2%) (continued)
Delta Air Lines, Inc.	5,455	$319,008
Norfolk Southern Corp.	1,540	298,960
		1,516,084
Waste Management (0.8%)
Waste Management, Inc.	2,500	284,900

TOTAL COMMON STOCK (COST $32,411,046)		35,745,932

	Shares	Fair Value
SHORT-TERM INVESTMENTS (0.5%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 1.50% (b)	196,067	196,067

TOTAL SHORT-TERM INVESTMENTS (COST $196,067)		196,067

INVESTMENTS, AT VALUE (COST $32,607,113)	99.9%	35,941,999

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.1%	33,370

NET ASSETS	100.0%	$35,975,369

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Common Abbreviations:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Quarterly Report | December 31, 2019	20

Schedule of Investments

December 31, 2019 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund, CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.

The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small-Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over-the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

Quarterly Report | December 31, 2019	21

Schedule of Investments

December 31, 2019 (Unaudited)

by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the Statements of Operations.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

22	www.cornercapfunds.com

Schedule of Investments

December 31, 2019 (Unaudited)

CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of investments based on the inputs used to value the Funds’ investments as of December 31, 2019:

Quarterly Report | December 31, 2019	23

Schedule of Investments

December 31, 2019 (Unaudited)

CornerCap Balanced Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,228,290	$–	$–	$19,228,290
Exchange Traded Fund	725,438	–	–	725,438
Government Bond	–	1,282,079	–	1,282,079
Corporate Non-Convertible Bonds	–	9,300,727	–	9,300,727
Short-Term Investments	–	1,269,373	–	1,269373
Total	$19,953,728	$11,852,179	$–	$31,805,907

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$126,147,896	$–	$–	$126,147,896
Total	$126,147,896	$–	$–	$126,147,896

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,745,932	$–	$–	$35,745,932
Short-Term Investments	–	196,067	–	196,067
Total	$35,745,932	$196,067	$–	$35,941,999

*	See Schedule of Investments for industry classification

For the period ended December 31, 2019, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year.

24	www.cornercapfunds.com

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
 (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS
By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	February 13, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	February 13, 2020